(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of (Loss) Earnings Per Share

	Year ended December 31, 2018			Year ended December 31, 2017
	Loss for the period	Weighted average shares outstanding	Loss per share	Earnings for the period	Weighted average shares outstanding	Earnings per share
Basic EPS	$(14,044)	68,456,434	$(0.21)	$11,898	39,409,369	$0.30
Effect of dilutive securities:
Share options	-	-	-	-	172,570	-
Warrants	-	-	-	-	275,304	-
Diluted EPS	$(14,044)	68,456,434	$(0.21)	$11,898	39,857,243	$0.30